UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Hound Partners, LLC
Address:  101 Park Avenue, 48th Floor
          New York, New York 10178

Form 13F File Number:     028-11815

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jonathan Auerbach
Title:    Managing Member
Phone:    212-984-2500


Signature, Place, and Date of Signing:

/s/ Jonathan Auerbach           New York, New York           May 14, 2012
-------------------------     ----------------------      -------------------
[Signature]                       [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number            Name

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  16

Form 13F Information Table Value Total:  $804,561
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.      Form 13F File Number          Name

    1.       028-13191                     Hound Partners Offshore Fund, LP


                                                  FORM 13F INFORMATION TABLE
                                                      Hound Partners LLC
                                                        March 31, 2012


COLUMN 1                      COLUMN 2        COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6         COLUMN 7     COLUMN 8

                              TITLE                      VALUE     SHS OR     SH/  PUT/  INVESTMENT       OTHER   VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP      (x$1000)  PRN AMT    PRN  CALL  DISCRETION       MGRS    SOLE  SHARED  NONE
--------------                ---------       ------     --------- --------   ---- ----  -----------      -----   ----- ------- ----
ASCENT CAP GROUP INC          COM SER A       043632108   35,481     750,278  SH         SHARED-DEFINED   1         750,278
BLOUNT INTL INC NEW           COM             095180105   24,570   1,472,995  SH         SHARED-DEFINED   1       1,472,995
CARTER INC                    COM             146229109   74,571   1,498,310  SH         SHARED-DEFINED   1       1,498,310
ENSCO PLC                     SPONSORED ADR   29358Q109   76,077   1,437,317  SH         SHARED-DEFINED   1       1,437,317
GENERAL MTRS CO               COM             37045V100   39,878   1,554,717  SH         SHARED-DEFINED   1       1,554,717
GOOGLE INC                    CL A            38259P508   82,787     129,104  SH         SHARED-DEFINED   1         129,104
GRACE W R & CO DEL NEW        COM             38388F108  110,870   1,918,170  SH         SHARED-DEFINED   1       1,918,170
GROUPON INC                   COM CL A        399473107    8,319     452,597  SH         SHARED-DEFINED   1         452,597
KINDER MORGAN MANAGEMENT LLC  SHS             49455U100   27,076     362,798  SH         SHARED-DEFINED   1         362,798
KINDER MORGAN INC DEL         COM             49456B101   12,484     323,000       CALL  SHARED-DEFINED   1         323,000
KRONOS WORLDWIDE INC          COM             50105F105   41,508   1,664,319  SH         SHARED-DEFINED   1       1,664,319
LEVEL 3 COMMUNICATIONS INC    COM NEW         52729N308   51,038   1,983,599  SH         SHARED-DEFINED   1       1,983,599
SHERWIN WILLIAMS CO           COM             824348106   91,925     845,912  SH         SHARED-DEFINED   1         845,912
TEMPUR PEDIC INTL INC         COM             88023U101   26,342     312,000  SH         SHARED-DEFINED   1         312,000
TRANSDIGM GROUP INC           COM             893641100   39,924     344,886  SH         SHARED-DEFINED   1         344,886
VALEANT PHARMACEUTICALS INTL  COM             91911K102   61,712   1,149,405  SH         SHARED-DEFINED   1       1,149,405




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